Annual Fund Operating Expenses	Nov. 21, 2024
Calamos Convertible Equity Alternative ETF | Calamos Convertible Equity Alternative ETF | Calamos Convertible Equity Alternative ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.69%
Calamos CEF Income & Arbitrage ETF | Calamos CEF Income & Arbitrage ETF | Calamos CEF Income & Arbitrage ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	3.30%	[3]
Expenses (as a percentage of Assets)	4.04%	[4]
Calamos Alternative Nasdaq & Bond ETF | Calamos Alternative Nasdaq & Bond ETF | Calamos Alternative Nasdaq & Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Acquired Fund Fees and Expenses	0.18%	[6]
Expenses (as a percentage of Assets)	0.95%	[7]

[1]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[2]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[3]	"Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in various closed-end funds, exchange-traded funds ("ETFs"), and business development companies ("BDCs"). The amount shown is based on estimated amounts for the current fiscal year.
[4]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[5]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[6]	"Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in closed-end funds, exchange-traded funds ("ETFs"), other investment companies, and business development companies ("BDCs"). The amount shown is based on estimated amounts for the current fiscal year.
[7]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.